NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
NOTES PAYABLE [Abstract]
Schedule of Notes Payable

	2012	2011

Classified by financial institutions:
China Citic Bank	$35,312,435	$42,580,912
Bank of Zhengzhou	6,420,443	9,533,040
Minsheng Bank of China	19,261,328	24,229,810
Guangdong Development Bank	22,471,549	14,299,560
Shanghai Pudong Development Bank	25,681,771	15,888,400
China Merchants Bank	11,235,775	16,523,936
China Everbright Bank	27,286,881	19,066,080
Bank of Luoyang	43,337,988	24,627,020
Bank of Communications	22,792,572	12,710,720
Bank of Pingdingshan	32,102,213	25,421,438
Bank of Xuchan	2,407,666	-
Commercial bank of Kaifeng	4,815,332	-
Huaxia Bank	1,605,111	-
Ping An Bank	4,815,331	-
	$259,546,395	$204,880,916

Additional information:
Maximum balance outstanding during the year	$309,304,826	$204,880,916
Interest expense	$4,701,767	$3,342,011
Finance charge per contract	0.05%-0.15%	0.05%-0.5%
Weighted average interest rate	0.69%	1.29%